5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Amounts Due from Optionees (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Amounts Due from Optionees
	December 31, 2025	December 31, 2024

Due from optionee
Alvalade - PorMining	$ -	$ 34,267
	$ -	$ 34,267